T. ROWE PRICE Global Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CANADA 2.7%
Common Stocks 2.7%
Canadian Pacific Kansas City (USD)  1,437,485 115,674
Shopify, Class A (USD) (1) 611,849 48,991
Total Canada (Cost
$129,315
)
164,665
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,996
(USD) (1)(2)(3) 40,500 9,670
Total Cayman Islands (Cost
$1,996
)
9,670
CHINA 0.5%
Common Stocks 0.5%
ANT Group, Acquisition Date: 8/14/23, Cost $830 (USD) (1)(2)
(3) 830,156 813
Tencent Holdings (HKD)  864,100 29,994
Total China (Cost
$34,820
)
30,807
DENMARK 1.5%
Common Stocks 1.5%
Novo Nordisk, Class B  813,513 92,988
Total Denmark (Cost
$81,243
)
92,988
GERMANY 3.5%
Common Stocks 1.6%
Infineon Technologies  1,021,981 37,258
SAP  350,498 60,723
97,981
Preferred Stocks 1.9%
Sartorius (4) 324,055 118,216
118,216
Total Germany (Cost
$157,424
)
216,197

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 1.7%
Common Stocks 1.7%
AIA Group  3,591,000 28,162
Techtronic Industries  7,126,500 75,692
Total Hong Kong (Cost
$105,324
)
103,854
INDIA 2.6%
Common Stocks 2.6%
HDFC Bank  4,550,359 80,027
ICICI Bank  6,170,786 76,170
Total India (Cost
$131,209
)
156,197
INDONESIA 1.0%
Common Stocks 1.0%
Bank Central Asia  105,712,700 63,959
Total Indonesia (Cost
$64,271
)
63,959
ITALY 1.3%
Common Stocks 1.3%
Ferrari (USD) (4) 62,678 21,681
PRADA (HKD)  9,201,600 57,062
Total Italy (Cost
$63,085
)
78,743
JAPAN 4.9%
Common Stocks 4.9%
Daiichi Sankyo  4,712,000 141,073
Harmonic Drive Systems  1,781,100 43,163
Keyence  210,400 94,132
Shionogi  422,100 20,259
Total Japan (Cost
$285,944
)
298,627
NETHERLANDS 3.8%
Common Stocks 3.8%
Adyen (1) 60,588 75,989
ASML Holding  110,432 95,809

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
BE Semiconductor Industries  385,249 57,895
Total Netherlands (Cost
$146,069
)
229,693
SPAIN 1.7%
Common Stocks 1.7%
Amadeus IT Group  1,448,669 101,523
Total Spain (Cost
$74,303
)
101,523
SWEDEN 1.3%
Common Stocks 1.3%
Svenska Cellulosa, Class B  5,715,232 77,807
Total Sweden (Cost
$72,601
)
77,807
SWITZERLAND 1.4%
Common Stocks 1.4%
Cie Financiere Richemont  578,296 85,897
Total Switzerland (Cost
$85,230
)
85,897
TAIWAN 2.2%
Common Stocks 2.2%
Taiwan Semiconductor Manufacturing  6,807,000 136,266
Total Taiwan (Cost
$85,590
)
136,266
UNITED KINGDOM 3.0%
Common Stocks 3.0%
London Stock Exchange Group  1,609,941 182,107
Total United Kingdom (Cost
$132,436
)
182,107
UNITED STATES 66.6%
Common Stocks 65.9%
Adobe (1) 123,376 76,219
Advanced Micro Devices (1) 689,609 115,641
Alphabet, Class A (1) 759,817 106,450
Amazon.com (1) 2,184,035 338,962
Amphenol, Class A  540,600 54,655
Apple  1,029,924 189,918
Ares Management, Class A  539,700 65,563

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Atlassian, Class A (1)(4) 96,717 24,157
Autodesk (1) 135,300 34,340
Boeing (1)(4) 419,668 88,567
Bright Horizons Family Solutions (1)(4) 610,618 59,993
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 7,115
Celsius Holdings (1)(4) 638,963 31,884
Charles Schwab  2,901,135 182,539
Colgate-Palmolive  1,140,322 96,015
ConocoPhillips  1,135,961 127,080
Constellation Energy (4) 666,302 81,289
Danaher  526,300 126,265
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 307,914 22,632
Datadog, Class A (1) 475,835 59,213
Dexcom (1) 350,600 42,545
Dollar General (4) 353,500 46,687
Eli Lilly  386,454 249,499
Entegris (4) 283,900 33,415
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 16,643
EQT  1,182,586 41,864
Exxon Mobil  870,609 89,507
Fortinet (1) 146,462 9,445
HubSpot (1) 13,134 8,025
Intuitive Surgical (1) 58,200 22,012
KLA  53,700 31,900
Liberty Media Corp-Liberty Formula One, Class C (1) 491,617 33,061
MarketAxess Holdings (4) 85,825 19,354
Mastercard, Class A  103,080 46,307
Meta Platforms, Class A (1) 236,453 92,250
Microsoft  790,661 314,351
Netflix (1) 108,094 60,977
NIKE, Class B  612,100 62,146
NOV (4) 781,049 15,238
NVIDIA  430,084 264,618
Old Dominion Freight Line  179,072 70,021
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 334
Pioneer Natural Resources  201,400 46,288
RH (1)(4) 111,800 28,339
Schlumberger  1,185,211 57,720
ServiceNow (1) 40,380 30,907
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 1,452
Synopsys (1) 62,110 33,126
Tesla (1) 271,626 50,873

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Tradeweb Markets, Class A  641,270 61,171
Uber Technologies (1) 683,000 44,579
UnitedHealth Group  160,964 82,372
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 1,110
Zoetis (4) 612,556 115,044
4,011,677
Convertible Preferred Stocks 0.7%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 5,534
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 4,206
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 454
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 51
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 4
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 153,273 11,266
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 27,363 2,011
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 70,698 5,196
Databricks, Series I, Acquisition Date: 9/14/23, Cost $2,729 (1)
(2)(3) 37,125 2,729
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,628
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 2,105
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 3,862
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 5,513
44,559
Total United States (Cost
$3,117,618
)
4,056,236
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 5,165,281 5,165
Total Short-Term Investments (Cost $5,165) 5,165

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 77,402,482 77,402
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 77,402
Total Securities Lending Collateral (Cost $77,402) 77,402
Total Investments in Securities 101.3%
(Cost $4,851,045) $ 6,167,803
Other Assets Less Liabilities (1.3)% (77,680)
Net Assets 100.0% $ 6,090,123
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$104,328 and represents 1.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at January 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 91++
Totals $ —# $ — $ 91+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 35,481  ¤  ¤ $ 82,567
Total $ 82,567^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $91 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $82,567.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2024, totaled $(13,180,000) for the period ended
January 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,148,737 $ 1,713,955 $ 50,099 $ 5,912,791
Convertible Preferred Stocks — — 54,229 54,229
Preferred Stocks — 118,216 — 118,216
Short-Term Investments 5,165 — — 5,165
Securities Lending Collateral 77,402 — — 77,402
Total $ 4,231,304 $ 1,832,171 $ 104,328 $ 6,167,803
($000s)
Beginning
Balance
10/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
1/31/24
Investment in Securities
Common Stocks $ 57,849 $ (7,750) $ — $ 50,099
Convertible Preferred Stocks 60,324 (4,151) (1,944) 54,229
Total $ 118,173 $ (11,901) $ (1,944) $ 104,328

T. ROWE PRICE Global Stock Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F113-054Q1 01/24